Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Principal Foreign Currency Exchange Rates
The following table presents the principal foreign currency exchange rates used by the Group to translate other currencies into Euro:

	2022		2021		2020
	At December 31,	Average	At December 31,	Average	At December 31,	Average
U.S. Dollar	1.067	1.053	1.133	1.183	1.227	1.142
Swiss Franc	0.985	1.005	1.033	1.081	1.080	1.070
Chinese Renminbi	7.358	7.079	7.195	7.629	8.023	7.874
Pound Sterling	0.887	0.853	0.840	0.860	0.899	0.890
Hong Kong Dollar	8.316	8.245	8.833	9.193	9.514	8.857
Singapore Dollar	1.430	1.451	1.528	1.589	1.622	1.574
United Arab Emirates Dirham	3.917	3.867	4.160	4.344	4.507	4.194
Japanese Yen	140.660	138.027	130.380	129.877	126.490	121.832

Summary of Scope of Consolidation	The following table presents the Zegna Group’s scope of consolidation at December 31, 2022 and 2021:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2022	2021
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	5,938,873
Italian subsidiaries
In.co. S.p.A.	Biella	4,050,000	Ermenegildo Zegna N.V.	100%	100%
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100%	100%
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100%	100%
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100%	100%
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60%	60%
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51%	51%
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	90%	90%
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	90%	90%
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65%	65%
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60%	60%
Foreign subsidiaries
Investindustrial Acquisition Corp. (“IIAC”)	Cayman Islands	5,614	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	32,291,439	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100%	100%
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100%	100%
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100%	100%
Fantasia (London) Limited	London (UK)	7,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100%	100%
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Madrid S.A.	Barcelona (Spain)	901,500	Ezeti S.L.	70%	70%
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100%	100%
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100%	100%
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100%	100%
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100%	100%
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2022	2021
Ismaco Amsterdam B.V.	Amsterdam (Netherlands)	226,890	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100%	100%
Ermenegildo Zegna Hong Kong LTD	Hong Kong	538,240,000	Ermenegildo Zegna N.V.	100%	100%
E.Z. Trading (Hong Kong) LTD	Hong Kong	58,620,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Consitex S.A.	100%	100%
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
E. Z. New Zealand LTD	Auckland (New Zealand)	3,300,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Argentina S.A.	Buenos Aires (Argentina)	9,421,014	Ermenegildo Zegna N.V. / Italco S.A.	100%	100%
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49%	49%
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd / Ermenegildo Zegna Far-East Pte LTD	65%	65%
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51%	51%
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V. / Ismaco Amsterdam B.V.	100%	100%
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100%	100%
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	132,294,900,000	Ermenegildo Zegna N.V.	90%	77%
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49%	49%
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Consitex S.A.	100%	100%
E.Zegna Attica Single Member Societé Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100%	100%
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait City (Kuwait)	125,000	Zegna Gulf Trading LLC	49%	—%
Thom Browne Inc.	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	90%	90%
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	90%	90%
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	90%	90%
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	90%	90%
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	90%	90%
Thom Browne (China) Co., Ltd.(*)	Shanghai (China)	900,000	Thom Browne Trading SA	90%	90%
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	90%	90%
Thom Browne Canada	Vancouver (Canada)	100	Thom Browne Trading SA	90%	90%
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	90%	90%
Thom Browne Eyewear (T.B.E.) SA	Stabio (Switzerland)	1,000,000	Thom Browne Trading SA	90%	—%
Thom Browne Eyewear France SAS	Paris (France)	40,000	Thom Browne Eyewear SA	90%	—%
Investments accounted for using the equity method
Italian associates and joint arrangements
Pelletteria Tizeta S.r.l.	Sesto Fiorentino (FI)	206,816	Ermenegildo Zegna N.V.	50%	50%
Filati Biagioli Modesto S.r.l.	Montale (PT)	7,900,000	Ermenegildo Zegna N.V.	40%	40%
Foreign associates and joint arrangements
Tom Ford International LLC	Delaware (U.S.A.)	82,366,000	EZ US Holding Inc.	15%	15%
Other investments valued at fair value

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2022	2021
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67%	67%
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15%	15%
Sharmoon.EZ.Garments Co. Ltd	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	50%	50%
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	29%	29%
Consorzio Re.Crea	Milan	660,000	Ermenegildo Zegna N.V.	17%	—%
_________________
(*)     Formerly known as Tailoring Luxury Co. Ltd.

The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2022:
•In March 2022, Thom Browne Eyewear (T.B.E.) SA, a limited liability company based in Switzerland and fully owned by Thom Browne Trading SA, was incorporated, primarily to manage the design, production, and sale of eyewear, jewelry and similar products. The Group held a 90% interest in the company at December 31, 2022.
•In June 2022, the Group acquired an additional 13.9% interest in Ermenegildo Zegna Vietnam LLC through a capital increase of €2,232 thousand, following which the Group owns 90.5% of the company (76.6% at December 31, 2021).
•In August 2022, Zegna for Retail of Readymade and Novelty Clothes W.L.L., a limited liability company fully owned by Zegna Gulf Trading LLC, was incorporated, primarily to manage the operating activities in Kuwait. The Group held a 49% interest in the company at December 31, 2022.
•In August 2022, Consorzio Re. Crea was founded by the Group together with other leading companies and groups within the fashion industry in order to manage end-of-life of textile and fashion products and with a view to promote research and development of innovative recycling solutions. The Group held a 16.7% interest in the company at December 31, 2022.
•In December 2022, Thom Browne Eyewear France SAS, a limited liability company based in France and fully owned by Thom Browne Eyewear SA, was incorporated, primarily to provide consultancy and management services in the business of sales of eyewear and accessories as well as to ensure the conformity of such products according to European regulations. The Group held a 90% interest in the company at December 31, 2022.

Summary of Estimated Useful Lives of the Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation Rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Other tangible assets	12% - 25%

Summary of Intangible Assets with a Definite Useful Life
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible Assets with a Finite Useful Life	Depreciation Rate
Concessions, licenses, trademarks and patents	2.5% - 25.0%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%